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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 09/30/2018

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT FOR THE PERIOD ENDING SEPTEMBER 30, 2018.

Institutional Money Market Fund

SEMI-ANNUAL FINANCIAL REPORT

Sepember 30, 2018

THE FUND IS DISTRIBUTED BY FORESIDE DISTRIBUTION SERVICES, L.P.

Miles Funds, Inc.

Table of Contents

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Additional Information

This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective prospectus.

Miles Funds, Inc.
Institutional Money Market Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2018

			Maturity		Amortized
Par Value	Type	Rate	Date		Cost
U.S. Government Agencies (74.72%)
Freddie Mac
$ 4,350,000	Bond	2.14%	06/28/19	…………………………………………	$ 4,351,317

US Treasury
$ 10,000,000	Note	2.36%	10/31/18	…………………………………………	$ 9,993,829
10,000,000	Bill	2.10%	11/29/18	…………………………………………	9,964,979
10,000,000	Bill	2.11%	12/13/18	…………………………………………	9,956,613
10,000,000	Bill	2.16%	12/20/18	…………………………………………	9,952,219
10,000,000	Note	2.15%	12/31/18	…………………………………………	9,983,527
15,000,000	Note	2.33%	01/31/19	…………………………………………	15,009,927

		(Cost $69,212,411)			69,212,411

Repurchase Agreements (25.28%)
BMO Capital Markets LLC
$ 11,708,153		2.23%	10/01/18	…………………………………………	$ 11,708,153
Royal Bank of Canada
11,708,153		2.23%	10/01/18	…………………………………………	11,708,153

		(Cost $23,416,306)			23,416,306
		(Purchased on 09/28/18; proceeds at
		maturity $23,420,658; collateralized by
		$533,056,460 U.S. Government Agencies
		with maturities ranging from 01/25/32 to
		09/20/68, collateral worth $23,884,632)

		Total Investments (99.93%)
		(Cost $92,628,717) (1)			$ 92,628,717
		Other Assets and Liabilities (0.07%)			62,042

		Net Assets			$ 92,690,759

	(1)	Also approximates cost for tax purposes

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Assets and Liabilities (unaudited)
September 30, 2018

Institutional
Money Market
Fund

ASSETS:
Investments, at value (amortized cost):
Unaffiliated issuers	$ 69,212,411
Repurchase agreements	23,416,306
Total investments	92,628,717
Interest and dividends receivable	225,862
Prepaid expenses	4,253
Total assets	92,858,832
LIABILITIES:
Dividends payable	129,157
Accrued expenses and other payables:
Investment advisory fees	13,544
Administration fees	7,215
Fund accounting fees	2,032
Accrued expenses and accounts payable	16,125
Total liabilities	168,073
Net assets	$ 92,690,759
NET ASSETS:
Paid-in capital	$ 92,690,759
Net assets	$ 92,690,759
Authorized shares	1,250,000,000
Capital shares outstanding	92,690,759
Net asset value--offering and redemption price per share	$ 1.00

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Operations (unaudited)
For the Six Months Ended September 30, 2018

Institutional
Money Market
Fund

INVESTMENT INCOME:
Interest income	$ 1,136,193
Total investment income	1,136,193

EXPENSES:
Investment advisory fees	117,847
Administration fees	58,923
Accounting fees	17,677
Transfer agent fees	3,009
Custody fees	9,897
Legal fees	811
Audit and tax fees	23,340
Directors' fees	6,280
Registration and filing fees	323
Insurance expense	2,044
Pricing service expense	2,376
Other	3,523
Total expenses	246,050
Less: Expenses voluntarily reduced/waived	(24,142)
Net expenses	221,908
Net investment income	$ 914,285

See accompanying notes to financial statements

Miles Funds, Inc.
Statements of Changes in Net Assets (unaudited)
September 30, 2018 and March 31, 2018

	Institutional Money Market Fund
	Six Months	Year
	Ended	Ended
	September 30, 2018	March 31, 2018
OPERATIONS:
Net investment income	$ 914,285	$ 937,646
Change in net assets resulting from operations	914,285	937,646

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital shares	(914,285)	(937,646)
Change in net assets from shareholder distributions	(914,285)	(937,646)

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital shares	282,664,819	460,155,260
Reinvestments:
Capital shares	917,182	842,131
Redemptions:
Capital shares	(329,860,940)	(444,125,457)
Change in net assets from capital transactions	(46,278,939)	16,871,934
Change in net assets	(46,278,939)	16,871,934

NET ASSETS:
Beginning of period	138,969,698	122,097,764
End of period	$ 92,690,759	$ 138,969,698

SHARE TRANSACTIONS:
Issued:
Capital shares	282,664,819	460,155,260
Reinvestments:
Capital shares	917,182	842,131
Redemptions:
Capital shares	(329,860,940)	(444,125,457)
Change in shares	(46,278,939)	16,871,934

See accompanying notes to financial statements

Miles Funds, Inc.

Notes to Financial Statements (unaudited)

September 30, 2018

1.  Organization

The Miles Funds, Inc. (the “Miles Funds”) was registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in one portfolio.  Miles Capital, Inc. (“Miles Capital”) is the investment adviser.  The Miles Funds currently consist of the following diversified portfolio: Institutional Money Market Fund (the “Fund”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.  Actual results could differ from those estimates.

Securities Valuation

In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates fair value.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”).  Interest income is recognized on the accrual basis and includes, when applicable, the amortization of premium or accretion of discount.  Dividends are recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Fund’s Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.  The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2018

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.  The amount and timing of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Fund evaluates its tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year.  The Fund is no longer subject to examination by tax authorities for years prior to 2015.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would more-likely-than-not be sustained upon examination.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Money Market Fund Reform

In analyzing the Reform Rules, adopted by the Securities and Exchange Commission (SEC) in July 2014, the Fund’s Board of Trustees determined that it is in the best interest of the current Fund shareholders to continue using the amortized cost method of valuation for the Fund and that the composition of the Fund’s portfolio investments should be managed to allow for the fund to be a 99.5% Government Money Market Fund.  The Fund’s N1-A filing was effective October 12, 2016, classifying the Fund as a 99.5% Government Money Market Fund allowing the Fund to continue using the amortized cost method of evaluation as required under the amendments to Rule 2a-7 of the Investment Company Act of 1940.

Subsequent Events

The Fund has evaluated the effects of subsequent events that occurred subsequent to September 30, 2018 through the date the financial statements were issued.  There have been no material events that would require recognition in the Fund’s financial statements or disclosure in the notes to the financial statements.

3.  Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.20 percent of the average daily net assets of the Fund.  Miles Capital voluntarily limited advisory fees for the Fund to a range from 0.16 to 0.20 percent during the six months ended September 30, 2018.  Miles Capital received investment advisory fees of $103,429 for the six months ended September 30, 2018.

The Fund has entered into a Management and Administration Agreement with Miles Capital pursuant to which the Fund pays administrative fees at an annual rate of 0.10 percent of the average daily net assets.  Miles Capital voluntarily limited administrative fees for the Fund to a range from 0.08 to 0.10 percent during the six months ended September 30, 2018.  Miles Capital received administration fees of $51,714 for the six months ended September 30, 2018.

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2018

Miles Capital also provides fund accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services.  Miles Capital voluntarily limited fund accounting fees for the Fund to a range from 0.02 to 0.03 percent during the six months ended September 30, 2018.  Miles Capital received fund accounting fees of $15,514 for the six months ended September 30, 2018.

Miles Capital also serves as the Fund's transfer agent.  Miles Capital is paid an annual fee for transfer agency services based on the number of shareholder accounts serviced or a minimum annual base fee of $6,000.  Miles Capital voluntarily limited the transfer agent fees.  Miles Capital received transfer agent fees of $2,657 for the six months ended September 30, 2018.

Miles Capital reimburses the Fund for various other fees in order to maintain a targeted yield.  Expenses voluntarily reduced/waived by Miles Capital for the six months ended September 30, 2018 are as follows:

Expenses Voluntarily Reduced/Waived:
Investment advisory fees	$ 14,419
Administration fees	7,208
Accounting fees	2,163
Transfer agent fees	352
Total expenses voluntarily reduced/waived	$ 24,142

Fees waived in prior periods cannot be recovered in future periods.

4.  Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

5.  Fair Value Measurement

ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Securities in the Fund’s investments are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  These approximate fair values are all considered Level 2 valuations.

6.  Securities Transactions

Purchases and proceeds from the maturity and sale of portfolio securities in the Institutional Money Market Fund aggregated $4,618,980,193 and $4,665,388,552, respectively, for the six months ended September 30, 2018.

7.  Distribution Services

Foreside Distribution Services, L.P. serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization.  The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement.  For the six months ended September 30, 2018, no distribution fees were authorized for the Fund.

Miles Funds, Inc.
Financial Highlights (unaudited)

	Institutional Money Market Fund
	Six Months Ended September 30, 2018		Year Ended March 31,
	(unaudited)		2018	2017	2016	2015

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000

Net Investment Income	$0.008		$0.008	$0.002	$0.001	$0.000

Dividends and Distributions	($0.008)		($0.008)	($0.002)	($0.001)	($0.000)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000

Total Return**	0.79%	(a)	0.79%	0.18%	0.07%	0.05%

Ratio of Expenses to Average
Net Assets, After Waivers	0.38%	(b)	0.32%	0.32%	0.23%	0.19%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	1.55%	(b)	0.78%	0.18%	0.07%	0.05%

Ratio of Expenses to Average
Net Assets, Before Waivers*	0.42%	(b)	0.40%	0.39%	0.38%	0.40%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers*	1.51%	(b)	0.69%	0.11%	(0.08%)	(0.17%)

Net Assets, End of Period (000 Omitted)	$92,691		$138,970	$122,098	$113,357	$120,170

(a) Total return is for the period and has not been annualized.
(b) Ratios are annualized.

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Total return assumes reinvestment of net investment income and is calculated based on the net asset value of the last business day.

Miles Funds, Inc.

Additional Information (unaudited)

September 30, 2018

1.  About Your Fund Expenses

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses.  Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.  The table illustrates your fund’s costs in two ways:

A.

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

B.

Based on hypothetical 5 percent return.  This section is intended to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return.  You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Annualized Expense
	4/1/2018	9/30/2018	4/1/17-9/30/18	Ratio*
Based on Actual Fund Return
Institutional Money Market Fund	$1,000.00	$1,007.93	$1.92	0.38%

Based on Hypothetical 5% Return
Institutional Money Market Fund	$1,000.00	$1,023.15	$1.94	0.38%

*Expenses (after waivers) are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days in the most recent fiscal half-year, then divided by 365.

Miles Funds, Inc.

Additional Information (unaudited) (continued)

September 30, 2018

2.

 Proxy Voting Policies and Procedures, Proxy Voting Record, Schedule of Portfolio Holdings, and

 Form N-PX

Complete schedules of portfolio holdings that are updated monthly are available on the Internet at www.IPASeducation.org.  Form N-PX is a record of proxy votes by the Fund.  Since the Fund only holds non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available:

By calling the Fund toll free at 1-800-343-7084,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

Miles Funds, Inc.

Service Providers

INVESTMENT ADVISER and

ADMINISTRATOR

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

Foreside Distribution Services, L.P.

Three Canal Plaza, Suite 100

Portland, Maine 04101

LEGAL COUNSEL

Cline, Williams, Wright, Johnson &

Oldfather, LLP

1900 U.S. Bank Building

Lincoln, Nebraska  68508

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

2500 Ruan Center

Des Moines, Iowa  50309

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE MILES FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) Not Applicable on Semi-annual report.

(B) NOT APPPLICABLE.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F) NOT APPLICABLE.

(G) NOT APPLICABLE.

(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF December 6, 2018, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

Gregory D. Boal, President

Date: December 6, 2018

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

  , President and Principal Executive Officer

Gregory D. Boal

December 6, 2018

, Treasurer and Principal Financial and Accounting Officer

Amy M. Mitchell

December 6, 2018